Consolidated Statement of Income £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 GBP (£)
Statements [Line Items]
Revenue	$ 305,179		$ 233,591		$ 264,960
Share of profit of joint ventures and associates	4,225		3,545		3,527
Interest and other income	2,466		2,897		3,669
Total revenue and other income	311,870		240,033		272,156
Purchases	223,447		162,574		194,644
Production and manufacturing expenses	26,652		28,434		28,095
Selling, distribution and administrative expenses	10,509		12,101		11,956
Research and development	922		1,014		1,093
Exploration	1,945		2,108		5,719
Depreciation, depletion and amortisation	26,223		24,993		26,714
Interest expense	4,042		3,203		1,888
Total expenditure	293,740		234,427		270,109
Income before taxation	18,130		5,606		2,047
Taxation charge/(credit)	4,695		829		(153)
Income for the period	13,435		4,777		2,200
Income attributable to non-controlling interest	458		202		261
Income attributable to Royal Dutch Shell plc shareholders	$ 12,977		$ 4,575		$ 1,939
Basic earnings per share ($) | $ / shares	$ 1.58		$ 0.58		$ 0.31
Diluted earnings per share ($) | $ / shares	$ 1.56		$ 0.58		$ 0.30
Royal Dutch Shell Dividend Access Trust [Member]
Statements [Line Items]
Dividend income | £		£ 4,567		£ 3,879		£ 2,726
Income for the period | £		4,567		3,879		2,726
Income before taxation and for the period | £		£ 4,567		£ 3,879		£ 2,726
Parent [Member]
Statements [Line Items]
Dividend income	$ 10,958		$ 14,132
Interest and other income	49		612
Production and manufacturing expenses			6
Interest expense	26		19
Income before taxation	10,928		14,231
Taxation charge/(credit)	(23)		26
Income for the period	10,951		14,205
Administrative expenses	(53)		(488)
Interest and other expense	$ (26)		$ (25)